Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 12,045	$ 1,846	¥ 11,662	¥ 11,623
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	1 year 9 months	1 year 9 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years	15 years
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 12,045	$ 1,846	¥ 11,662	¥ 11,623